Note FDIC loss share (expense) income (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017
F D I C Loss Share Expense Income [Line Items]
Limited Period For The F D I C Loss Sharing Agreements Covered For Interest Not Collected	approximately 90 days
FDIC
F D I C Loss Share Expense Income [Line Items]
Loss Sharing Agreement Allocation Percentage	80.00%